Stock Based Compensation - Other Information Relative to Option Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total grant date fair value of stock options vested	$ 630	$ 723	$ 878
Total intrinsic value of stock options exercised	5,912	25,846	4,992
Cash proceeds from exercise of stock options	$ 1,094	$ 3,318	$ 823